MORGAN STANLEY INSTITUTIONAL FUND TRUST

522 Fifth Avenue

New York, New York 10036

August 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund Trust (the “Trust”)
File Nos. 2-89729; 811-03980
Post-Effective Amendment No. 198

Dear Sir or Madam:

On behalf of the Trust with respect to the Strategic Income Portfolio (the “Fund”), attached herewith for filing is the above referenced Post-Effective Amendment No. 198 to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 201 pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of changing the Fund’s investment objective and making related investment strategy updates. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 60th day after the date hereof. No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai